Selected cash flow information - Schedule of Changes in Non-Cash Operating Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Cash Flow Information [Abstract]
Trade receivables	$ (12.4)	$ (4.6)	$ (8.7)
Inventories	27.2	(49.9)	(60.7)
Other current assets	2.8	(9.4)	(3.4)
Amounts settled or written off during the year	(9.5)	(16.8)	(8.5)
Provisions	5.2	9.0	3.7
Other	(2.8)	(3.7)	(5.2)
Change in non-cash operating items	$ 10.5	$ (75.4)	$ (82.8)